Employee Benefit Plan	12 Months Ended
Mar. 31, 2021
Retirement Benefits [Abstract]
Compensation and Employee Benefit Plans, Other than Share-based Compensation [Text Block]
13.	Employee Benefit Plan

The Company has a defined contribution plan in the U.S. intended to qualify under Section 401 of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Participants may contribute up to 75% of their salary up to the statutory prescribed annual limit. During the first nine months of fiscal year 2020 and the twelve months of fiscal year 2019, the Company made matching contributions of $75 per paycheck on a bi-monthly cycle for eligible employees. Beginning January 2020, the Company increased the matching contribution to $95.84 per paycheck on a bi-monthly cycle, for eligible employees, for a maximum contribution of $2,300 per calendar year. During the fiscal years ended March 31, 2021, 2020 and 2019, the Company recognized expenses related to the 401(k) Plan of $1.5 million, $1.7 million and $0.8 million, respectively.